Additional financial information - Statements of income and other comprehensive income (Details) - Operating revenues benchmark - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers
Number of customers accounting for more than 10% of revenues	2	2	2
TELUS Corporation
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	20.00%	26.00%	24.00%
Arm's-length related party
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	16.00%	12.00%	14.00%